INCOME TAXES (Schedule of deferred tax assets and liabilities) (Details) - USD ($)	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Deferred tax assets
Share issuance costs and financing fees	$ 4,764	$ 262,726	$ 505,035
Allowable capital losses	132,986	139,182	138,421
Non-capital losses	4,699,606	4,376,843	3,834,262
Intangible assets	85,843	98,394	816,736
Mineral resource properties			983,977
Right of use assets and lease liabilities, net	73,247	53,248	63,032
Goodwill			0
Reclamation obligation	14,219	14,923	14,852
Derivative liability	64,719	271,719
Inventories	36,797	0
Convertible promissory note	312,190	345,989
Total deferred tax assets	5,424,371	5,563,024	6,356,315
Valuation allowance	(5,311,368)	(5,510,216)	(5,573,835)
Total net deferred tax assets	113,003	52,808	782,480
Deferred tax liabilities
Property and equipment	(89,641)	(86,366)	(225,966)
Net deferred tax (liability) asset	$ 23,362	$ (33,558)	$ 556,514